FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (27)	$ 797	$ (70)	$ (27)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(50)	35	(161)	(80)
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(57)	(22)	(83)	50
Financial instruments
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	1,004	509	1,498	599
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(230)	(118)	(353)	(464)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (694)	$ 393	$ (971)	$ (132)